COMMITMENTS (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
COMMITMENTS
Received and accrued participation payments from the Office of the Chief Scientist ["OCS"] of the Ministry of Industry and Trade in Israel		$ 902
Change in contingent royalty liability	1,542	1,850
Eliminated maximum potential royalty obligation	$ 15,981
Minimum [Member]
COMMITMENTS
Royalty Percentage	3.00%
Maximum [Member]
COMMITMENTS
Royalty Percentage	3.50%